Group assets and liabilities by business type - Accruals, deferred income and other liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Group assets and liabilities by business type
Accruals and deferred income	$ 539	$ 565
Creditors arising from direct insurance and reinsurance operations	3,000	1,120
Interest payable	59	77
Funds withheld under reinsurance agreements	2,040	1,545
Other creditors	3,139	4,676
Total accruals, deferred income and other creditors	$ 8,777	$ 7,983